Note 4 - Acquisitions (Details) - The Acquired Intangible Assets Useful Lives	12 Months Ended
	Jan. 31, 2014 Impatex [Member] Customer Relationships [Member]	Jan. 31, 2014 Impatex [Member] Existing Technology [Member]	Jan. 31, 2014 Compudata [Member] Customer Relationships [Member]	Jan. 31, 2014 Compudata [Member] Noncompete Agreements [Member]	Jan. 31, 2014 KSD [Member] Customer Relationships [Member]	Jan. 31, 2014 KSD [Member] Existing Technology [Member]	Jan. 31, 2013 Exentra [Member] Customer Relationships [Member]	Jan. 31, 2013 Exentra [Member] Existing Technology [Member]	Jan. 31, 2013 IES [Member] Customer Relationships [Member]	Jan. 31, 2013 IES [Member] Noncompete Agreements [Member]	Jan. 31, 2013 IES [Member] Existing Technology [Member]	Jan. 31, 2013 Infodis [Member] Customer Relationships [Member]	Jan. 31, 2013 Infodis [Member] Existing Technology [Member]	Jan. 31, 2012 GeoMicro [Member] Customer Relationships [Member]	Jan. 31, 2012 GeoMicro [Member] Noncompete Agreements [Member]	Jan. 31, 2012 GeoMicro [Member] Existing Technology [Member]	Jan. 31, 2012 GeoMicro [Member] Trade Names [Member]	Jan. 31, 2012 InterCommIT [Member] Customer Relationships [Member]	Jan. 31, 2012 InterCommIT [Member] Noncompete Agreements [Member]	Jan. 31, 2012 InterCommIT [Member] Existing Technology [Member]	Jan. 31, 2012 InterCommIT [Member] Trade Names [Member]	Jan. 31, 2012 Telargo [Member] Customer Relationships [Member]	Jan. 31, 2012 Telargo [Member] Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	10 years	8 years	9 years	3 years	12 years	8 years	12 years	10 years	10 years	5 years	8 years	6 years	5 years	4 years	5 years	4 years	2 years	7 years	7 years	5 years	2 years	6 years	6 years